Expense Example	Jun. 25, 2025 USD ($)
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	$ 1,746